Investment Portfolio
(UNAUDITED) | 07.31.2023
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 26.1%	Principal Amount	Value
Aerospace & defense - 0.1%
The Boeing Co., 2.80%, 03/01/27	260,000	$238,003
Airlines - 2.3%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	768,031	747,611
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	4,655,330	4,514,346
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,042,604	954,388
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	1,415,566	1,244,590
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	1,295,899	1,100,610
Series 2020-1, Class A, 4.00%, 05/15/34	1,158,424	1,059,344
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	234,843	215,796
Series 2016-2, Class AA, 2.88%, 04/07/30	496,481	439,337
Series 2018-1, Class AA, 3.50%, 09/01/31	360,792	325,820
Auto manufacturers - 1.9%
General Motors Financial Co., Inc.,
1.25%, 01/08/26	2,965,000	2,671,941
2.75%, 06/20/25	895,000	848,457
3.10%, 01/12/32	850,000	694,683
6.05%, 10/10/25	2,355,000	2,374,250
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	2,450,000	2,226,785
Banks - 9.0%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	2,550,000	2,069,539
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	4,345,000	4,084,734
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	3,255,000	3,178,095
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	2,900,000	2,421,337
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	6,115,000	5,403,614
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	1,525,000	1,433,340
HSBC Holdings PLC, 4.95%, 03/31/30	1,880,000	1,840,591
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	2,100,000	1,772,019
(Fixed until 03/24/30, then 3 Month Term SOFR + 3.79%), 4.49%, 03/24/31	2,270,000	2,173,495
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	3,745,000	3,573,303
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	2,590,000	2,530,763
The PNC Financial Services Group, Inc. (Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	1,005,000	1,033,215
Wells Fargo & Co.
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	4,425,000	3,788,308
(Fixed until 04/04/30, then 3 Month Term SOFR + 4.03%), 4.48%, 04/04/31	3,375,000	3,199,335
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	2,645,000	2,535,292
Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/33	535,000	533,946
Capital markets - 3.2%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	5,860,000	4,877,020
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,055,000	1,846,939
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	2,435,000	2,370,833
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	4,515,000	3,804,532
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	1,540,000	1,366,918
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	625,000	535,781
Containers & packaging - 0.5%
Sonoco Products Co., 3.13%, 05/01/30	2,780,000	2,410,375
Diversified telecommunication services - 0.1%
Verizon Communications, Inc., 4.02%, 12/03/29	405,000	377,310
Electric - 3.5%
Appalachian Power Co., 2.70%, 04/01/31	2,505,000	2,099,681
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	485,000	440,479
DTE Electric Co., 5.20%, 04/01/33	1,885,000	1,911,313
Duke Energy Florida LLC,
1.75%, 06/15/30	2,055,000	1,671,639
5.65%, 04/01/40	2,590,000	2,634,041
Duke Energy Progress LLC, 5.25%, 03/15/33	1,555,000	1,575,729
Entergy Arkansas LLC, 3.35%, 06/15/52	2,110,000	1,503,781
Florida Power & Light Co., 2.88%, 12/04/51	2,460,000	1,675,120
Indianapolis Power & Light Co., 5.65%, 144A, 12/01/32	1,990,000	2,021,055
Wisconsin Public Service Corp., 2.85%, 12/01/51	880,000	575,509
Electric utilities - 1.3%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	2,235,000	2,036,711
Wisconsin Power and Light Co.,
1.95%, 09/16/31	1,700,000	1,346,054
3.95%, 09/01/32	1,770,000	1,633,727
4.95%, 04/01/33	1,085,000	1,069,908
Equity real estate investment trusts (REITs) - 1.0%
Agree LP, 2.00%, 06/15/28	3,460,000	2,891,081
Ventas Realty LP, 4.75%, 11/15/30	1,545,000	1,459,080
Insurance - 0.6%
Equitable Financial Life Global Funding, 144A, 1.70%, 11/12/26	625,000	547,504
MetLife, Inc., 5.38%, 07/15/33	2,350,000	2,374,628
Multi-utilities - 1.4%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,085,000	2,007,815
Dominion Energy, Inc., 3.38%, 04/01/30	1,340,000	1,195,359
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	1,805,000	1,455,142
WEC Energy Group, Inc., 1.80%, 10/15/30	2,215,000	1,757,285
Oil, gas & consumable fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	1,900,000	1,759,778
Tobacco - 0.4%
Altria Group, Inc., 2.45%, 02/04/32	2,115,000	1,664,727
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52	1,575,000	1,064,863
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	2,941	2,911
Series 2005, 5.08%, 01/02/29	126,690	124,777
Series 2006, 5.87%, 07/02/30	149,805	152,759
Total corporate bonds (cost $131,519,273)		119,469,051

MORTGAGE AND ASSET-BACKED SECURITIES - 64.0%
Asset-backed securities - 17.0%
Ally Auto Receivables Trust,
Series 2022-3, Class A2, 5.29%, 06/16/25	1,542,466	1,540,093
Series 2023-1, Class A2, 5.76%, 11/15/26	3,670,000	3,673,504
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	4,135,000	3,838,571
Series 2022-4A, Class A, 144A, 4.77%, 02/20/29	4,300,000	4,116,389
Bank of America Auto Trust, Series 2023-1A, Class A2, 144A, 5.83%, 05/15/26	5,215,000	5,215,835
BMW Vehicle Lease Trust,
Series 2022-1, Class A3, 1.10%, 03/25/25	1,258,874	1,239,920
Series 2022-A, Class A2A, 2.52%, 12/26/24	720,512	716,202
Series 2023-1, Class A2, 5.27%, 02/25/25	1,375,767	1,373,068
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/26	3,900,000	3,886,040
Ford Credit Auto Owner Trust,
Series 2023-A, Class A2A, 5.14%, 03/15/26	2,010,000	2,000,977
Series 2023-B, Class A2B, (SOFR 30 Day Average + 0.49%), 5.56%, 06/15/26	2,570,000	2,571,015
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class A3, 0.45%, 04/16/25	1,256,426	1,250,060
Series 2023-3, Class A2A, 5.74%, 09/16/26	1,995,000	1,995,512
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/26/25	6,265,000	5,894,117
Hertz Vehicle Financing III LLC,
Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	2,100,000	1,957,323
Series 2023-1A, Class A, 144A, 5.49%, 06/25/27	3,910,000	3,851,430
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22%, 10/21/25	3,065,000	3,054,123
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A, 5.19%, 12/15/25	3,280,000	3,267,405
Series 2023-B, Class A2A, 5.77%, 05/15/26	2,640,000	2,640,156
Invitation Homes Trust, Series 2018-SFR4, Class A (1 Month Term SOFR + 1.21%), 144A, 6.44%, 01/17/38	2,314,738	2,303,166
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, 11/17/25	4,085,000	4,066,174
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	2,908,060	2,901,131
Series 2023-1, Class A2, 5.09%, 01/15/26	2,183,580	2,175,654
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A-2A, 5.34%, 02/17/26	2,570,000	2,561,058
STAR Trust, Series 2021-SFR1, Class A (1 Month Term SOFR + 0.71%), 144A, 5.94%, 04/17/38	1,671,505	1,635,048
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	1,808,293	1,803,048
Series 2023-A, Class A2, 5.05%, 01/15/26	1,925,000	1,917,059
Series 2023-B, Class A2A, 5.28%, 05/15/26	2,935,000	2,923,809
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	1,330,393	1,303,858
Commercial mortgage-backed securities - 14.9%
BANK, Series 2022-BNK44, Class A5, VR, 5.75%, 11/15/55	810,000	834,644
BBCMS Mortgage Trust,
Series 2023-C19, Class A5, 5.45%, 04/15/56	915,000	925,839
Series 2023-C20, Class A5, VR, 5.58%, 07/15/56	695,000	713,592
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/15/51	566,483	546,822
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,431,328
Series 2021-B23, Class A2, 1.62%, 02/15/54	1,160,000	1,023,301
Series 2021-B24, Class A2, 1.95%, 03/15/54	1,935,000	1,690,885
Series 2021-B29, Class A5, 2.39%, 09/15/54	545,000	439,954
Series 2022-B32, Class A5, VR, 3.00%, 01/15/55	445,000	361,947
Series 2022-B33, Class A2, 3.32%, 03/15/55	1,905,000	1,717,010
Series 2023-B38, Class A4, 5.52%, 04/15/56	1,185,000	1,205,113
BMO Mortgage Trust,
Series 2022-C2, Class A5, VR, 4.81%, 07/17/54	750,000	730,185
Series 2022-C3, Class A5, 5.31%, 09/15/54	445,000	443,660
Series 2023-C5, Class A5, 5.77%, 06/15/56	970,000	1,001,893
BX Commercial Mortgage Trust, Series 2019-XL, Class A (1 Month Term SOFR + 1.03%), 144A, 6.26%, 10/15/36	661,249	658,945
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB, 3.48%, 05/10/47	126,466	125,510
Series 2022-GC48, Class A5, VR, 4.58%, 05/15/54	940,000	898,473
COLT Mortgage Loan Trust, Series 2023-1, Class A1, 144A, SB, 6.05%, 04/25/68	821,790	816,696
COMM Mortgage Trust, Series 2014-UBS2, Class A4, 3.69%, 03/10/47	1,187,004	1,175,343
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	1,895,000	1,718,355
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VR, 144A, 1.19%, 08/25/66	1,104,384	916,131
Flagstar Mortgage Trust,
Series 2021-3INV, Class A2, 144A, VR, 2.50%, 06/25/51	1,402,805	1,125,587
Series 2021-3INV, Class A18, 144A, VR, 5.00%, 06/25/51	723,897	692,818
Series 2021-4, Class A5, 144A, VR, 2.50%, 06/01/51	504,926	431,681
Series 2021-6INV, Class A4, 144A, VR, 2.50%, 08/25/51	2,422,396	1,943,689
Series 2021-13INV, Class A2, 144A, VR, 3.00%, 12/30/51	1,754,511	1,464,811
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	355,000	345,586
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A2, 144A, VR, 2.50%, 12/25/51	539,557	432,932
Series 2021-PJ2, Class A2, 144A, VR, 2.50%, 07/25/51	938,405	752,960
Series 2022-LTV2, Class A21, 144A, VR, 4.00%, 12/25/52	1,384,537	1,256,900
Series 2022-MM1, Class A2, 144A, VR, 2.50%, 07/25/52	1,227,140	979,973
Series 2022-PJ3, Class A4, 144A, VR, 2.50%, 08/25/52	1,631,652	1,305,130
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/15/47	255,807	252,758
JP Morgan Mortgage Trust,
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	1,226,137	985,364
Series 2021-4, Class A3, 144A, VR, 2.50%, 08/25/51	943,999	757,449
Series 2021-7, Class A3, 144A, VR, 2.50%, 11/25/51	730,238	585,930
Series 2021-8, Class A3, 144A, VR, 2.50%, 12/25/51	879,893	706,011
Series 2021-11, Class A3, 144A, VR, 2.50%, 01/25/52	1,144,236	918,116
Series 2021-14, Class A12, 144A, VR, 5.00%, 05/25/52	968,111	929,598
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	1,855,570	1,549,184
Series 2022-3, Class A2, 144A, VR, 3.00%, 08/25/52	2,001,875	1,666,327
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	744,904	621,908
Series 2022-4, Class A3, 144A, VR, 3.00%, 10/25/52	611,557	510,578
Series 2022-6, Class A3, 144A, VR, 3.00%, 11/25/52	374,876	312,978
Series 2023-1, Class A3A, 144A, VR, 5.00%, 06/25/53	1,305,930	1,246,953
Series 2023-3, Class A3A, 144A, VR, 5.00%, 10/25/53	1,036,607	989,150
Series 2021-INV4, Class A2A, 144A, VR, 2.50%, 01/25/52	1,297,972	1,041,471
Series 2021-INV6, Class A2, 144A, VR, 3.00%, 04/25/52	1,391,881	1,168,182
Series 2021-INV8, Class A2, 144A, VR, 3.00%, 05/25/52	1,935,040	1,615,532
Series 2022-INV1, Class A3, 144A, VR, 3.00%, 03/25/52	936,130	781,559
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	426,454
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV1, Class A4, 144A, VR, 2.50%, 06/25/51	1,229,306	1,055,001
Series 2021-MTG1, Class A1, 144A, VR, 2.50%, 04/25/51	2,287,568	1,835,506
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, 3.77%, 11/15/46	263,498	262,350
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	1,399,144	1,246,058
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5, 5.75%, 05/15/56	1,140,000	1,172,769
OBX Trust,
Series 2021-INV2, Class A5, 144A, VR, 3.00%, 10/25/51	1,054,820	880,651
Series 2023-INV1, Class A1, 144A, VR, 3.00%, 01/25/52	3,317,656	2,726,310
Series 2023-J1, Class A1, 144A, VR, 4.50%, 01/25/53	903,204	830,015
PRMI Securitization Trust, Series 2021-1, Class A2, 144A, VR, 2.50%, 04/25/51	2,022,848	1,623,099
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 144A, VR, 2.00%, 11/25/51	503,156	418,602
RATE Mortgage Trust, Series 2021-HB1, Class A1, 144A, VR, 2.50%, 12/25/51	712,884	572,006
UWM Mortgage Trust, Series 2021-INV4, Class A10, 144A, VR, 5.00%, 12/25/51	773,910	745,457
Verus Securitization Trust, Series 2023-4, Class A1, 144A, SB, 5.81%, 05/25/68	1,496,396	1,479,216
Wells Fargo Commercial Mortgage Trust,
Series 2020-C56, Class A2, 2.50%, 06/15/53	3,409,000	3,223,778
Series 2021-C59, Class A5, 2.63%, 04/15/54	530,000	437,640
Series 2022-C62, Class A4, VR, 4.00%, 04/15/55	590,000	532,863
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 144A, VR, 2.50%, 12/25/50	298,469	240,233
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/15/47	321,064	314,707
Federal agency mortgage-backed obligations - 32.1%
Fannie Mae Pool,
TBA, 3.50%, 08/15/53	8,415,000	7,623,957
TBA, 4.00%, 08/15/53	9,625,000	8,984,712
TBA, 4.50%, 08/15/53	14,450,000	13,834,181
TBA, 5.00%, 08/15/53	57,060,000	55,738,259
TBA, 5.00%, 09/15/53	10,830,000	10,582,518
TBA, 5.50%, 08/15/53	48,160,000	47,825,138
Fannie Mae-Aces, 0.50%, 11/01/31	2,569,139	2,062,577
Ginnie Mae I Pool, Series 2583, Class AB, 2.14%, 08/15/23	10,842	10,796
Total mortgage and asset-backed securities (cost $296,926,270)		292,103,339

U.S. TREASURIES - 27.1%
U.S. Treasury Bonds,
2.25%, 02/15/52	24,993,000	17,533,175
2.38%, 02/15/42	2,360,000	1,800,238
3.00%, 08/15/52	43,055,000	35,577,557
U.S. Treasury Inflation Indexed Bond, 1.13%, 01/15/33	12,632,709	12,069,419
U.S. Treasury Notes,
0.13%, 12/15/23	23,565,000	23,117,633
2.75%, 08/15/32	29,120,000	26,436,638
4.00%, 06/30/28	7,265,000	7,206,539
4.63%, 03/15/26	15,000	15,002
Total U.S. Treasuries (cost $126,507,135)		123,756,201

SHORT-TERM INVESTMENTS - 10.1%
U.S. Treasury Bills, ZCI, 5.32%, 07/11/24	48,335,000	45,970,234
Total short-term investments (cost $45,986,086)		45,970,234
Total investment portfolio (cost $600,938,764) - 127.3%		581,298,825
Liabilities in excess of other assets - (27.3)%		(124,699,099
Total net assets - 100.0%		$456,599,726

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.